Description of the Business and Basis of Presentation	6 Months Ended	12 Months Ended
	Jun. 30, 2016	Dec. 31, 2015
Accounting Policies [Abstract]
Description of the Business and Basis of Presentation

1. Description of the Business and Basis of Presentation

The Spin-Off

On January 29, 2015, The Manitowoc Company, Inc. (“MTW”) announced plans to create two independent public companies to separately operate its two businesses: its Cranes business and its Foodservice business. To effect the separation, MTW first undertook an internal reorganization, following which MTW held the Cranes business, and Manitowoc Foodservice, Inc. (“MFS”) held the Foodservice business. Then on March 4, 2016, MTW distributed all the MFS common stock to MTW’s shareholders on a pro rata basis, and MFS became an independent publicly traded company (the “Distribution”). As used in this Quarterly Report on Form 10-Q, “Spin-Off” refers to both the above described internal reorganization and Distribution, collectively.

In these consolidated (condensed) financial statements, unless the context otherwise requires:

•	“MFS” and the “Company” refer to Manitowoc Foodservice, Inc. and its consolidated subsidiaries, after giving effect to the internal reorganization and the distribution, or, in the case of information as of dates or for periods prior to its separation from MTW, the combined entities of the Foodservice business, and certain other assets and liabilities that were historically held at the MTW corporate level, but were specifically identifiable and attributable to the Foodservice business; and

•	“MTW” refers to The Manitowoc Company, Inc. and its consolidated subsidiaries, other than, for all periods following the Spin-Off, MFS.

•	“Spin-Off” refers to both the above described internal reorganization and distribution, collectively.

Description of the Business

The Company is among the world’s most preferred and innovative commercial foodservice equipment companies. It designs, manufactures, and services an integrated portfolio of hot and cold category products. It has one of the industry’s broadest portfolios of products that create optimal value for its channel partners while delivering superior performance, quality, reliability, and durability for its customers. The Company’s capabilities span refrigeration, ice-making, cooking, holding, food-preparation, and beverage-dispensing technologies, and allow it to equip entire commercial kitchens and serve the world’s growing demand for food prepared away from home. The Company supplies foodservice equipment to commercial and institutional foodservice operators such as full-service restaurants, quick-service restaurant chains, hotels, caterers, supermarkets, convenience stores, business and industry, hospitals, schools and other institutions.

Basis of Presentation

The accompanying unaudited consolidated (condensed) financial statements have been prepared in accordance with accounting principles generally accepted in the United States (“U.S. GAAP”). All intercompany balances and transactions between the Company and its affiliates have been eliminated.

During the periods presented prior to the Spin-Off on March 4, 2016, the Company’s financial statements were prepared on a combined standalone basis derived from the consolidated financial statements and accounting records of MTW. The Company functioned as part of the larger group of companies controlled by MTW. Accordingly, MTW performed certain corporate overhead functions for the Company. Therefore, certain costs related to the Company have been allocated from MTW for the portion of the three months ended March 31, 2016 up to the Spin-Off on March 4, 2016 and for the entirety of the three months ended March 31, 2015. These allocated costs are primarily related to: 1) corporate officers, 2) employee benefits and compensation, 3) share-based compensation, and 4) certain administrative functions, which are not provided at the business level including, but not limited to, finance, treasury, tax, audit, legal, information technology, human resources, and investor relations. Where possible, these costs were allocated based on direct usage, with the remainder allocated on a basis of revenue, headcount, or other measures the Company determined as reasonable.

Management of the Company believes the assumptions underlying the unaudited consolidated (condensed) financial statements, including the assumptions regarding the allocated expenses, reasonably reflect the utilization of services provided to or the benefit received by the Company during the periods presented. Nevertheless, the accompanying unaudited consolidated (condensed) financial statements may not be indicative of the Company’s future performance, and do not necessarily include all of the actual expenses that would have been incurred by the Company and may not reflect the results of operations, financial position, and cash flows had the Company been a standalone company during the entirety of the periods presented.

Accounting Policies

In the opinion of management, the accompanying unaudited consolidated (condensed) financial statements contain all adjustments necessary for a fair statement of the results of operations and comprehensive income for the three and six months ended June 30, 2016 and 2015, the cash flows for the six months ended June 30, 2016 and 2015, and the balance sheet at June 30, 2016 and December 31, 2015, and except as otherwise discussed such adjustments consist of only those of a normal recurring nature. The interim results are not necessarily indicative of results for a full year and do not contain information included in the Company’s annual consolidated financial statements and notes for the year ended December 31, 2015. Certain information and footnote disclosures, normally included in financial statements prepared in accordance with U.S. GAAP, have been condensed or omitted pursuant to the SEC’s rules and regulations dealing with interim financial statements. However, the Company believes that the disclosures made in the unaudited consolidated (condensed) financial statements included herein are adequate to make the information presented not misleading. It is suggested that these unaudited financial statements be read in conjunction with the financial statements and the notes to the financial statements included in the Company’s latest annual report on Form 10-K.

Certain prior period amounts have been reclassified to conform to the current period presentation. All dollar amounts, except share and per share amounts, are in millions of dollars throughout the tables included in these notes unless otherwise indicated.

Recent Accounting Changes and Pronouncements

On March 30, 2016, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2016-09, “Stock Compensation (Topic 718)” which simplifies several aspects of the accounting for share-based payment award transactions. This ASU requires that all excess tax benefits and tax deficiencies should be recognized as income tax expense or benefit on the income statement. The excess tax items should be classified with other income tax cash flows as an operating activity. This ASU also allows an entity to account for forfeitures when they occur rather than the current U.S. GAAP practice where an entity makes an entity-wide accounting policy election to estimate the number of awards that are expected to vest. This ASU is effective for public companies for fiscal years beginning after December 15, 2016, including interim periods within those fiscal years with early adoption permitted. The Company is currently evaluating the impact that the adoption of this ASU will have on its consolidated financial statements.

On February 25, 2016, the FASB issued ASU No. 2016-02, “Leases (Topic 842)” which requires lessees to recognize right-of-use assets and lease liability, initially measured at present value of the lease payments, on its balance sheet for leases with terms longer than 12 months and classified as either financing or operating leases. ASU 2016-02 requires a modified retrospective transition approach for capital and operating leases existing at, or entered into after, the beginning of the earliest comparative period presented in the financial statements, and provides certain practical expedients that companies may elect. This ASU is effective for public companies for fiscal years beginning after December 15, 2018, including interim periods within those fiscal years with early adoption permitted. The Company is currently evaluating the impact that the adoption of this ASU will have on its consolidated financial statements.

In January 2016, the FASB issued ASU No. 2016-01, “Financial Instruments (Subtopic 825-10)—Recognition and Measurement of Financial Assets and Financial Liabilities.” This ASU provides guidance for the recognition, measurement, presentation, and disclosure of financial instruments. This ASU is effective for annual and interim periods beginning after December 15, 2017, and early adoption is not permitted. The Company is currently evaluating the impact the adoption of this ASU will have on its consolidated financial statements.

In November 2015, the FASB issued ASU No. 2015-17, “Balance Sheet Classification of Deferred Taxes (Subtopic 740-10).” ASU 2015-17 simplifies the presentation of deferred income taxes by eliminating the requirement for companies to present deferred tax liabilities and assets as current and non-current on the balance sheet. Instead, companies will be required to classify all deferred tax assets and liabilities as non-current. This guidance is effective for annual and interim periods beginning after December 15, 2016 and early adoption is permitted. The Company early adopted this ASU on a prospective basis as of December 31, 2015. Prior periods were not retrospectively adjusted.

In September 2015, the FASB issued ASU No. 2015-16, “Business Combinations (Topic 805)—Simplifying the Accounting for Measurement-Period Adjustments.” The amendments in this ASU require that an acquirer in a business combination recognize adjustments to provisional amounts that are identified during the measurement period in the reporting period in which the adjustment amounts are determined, rather than as retrospective adjustments. The amendments in this ASU are effective for fiscal years beginning after December 15, 2015, including interim periods within those fiscal years. The amendments in this ASU should be applied prospectively to adjustments to provisional amounts that occur after the effective date of this ASU with earlier application permitted for financial statements that have not been issued. The Company adopted this accounting guidance in the first quarter of fiscal year 2016. The adoption of this ASU did not have a material impact on the Company’s consolidated (condensed) financial statements.

In August 2015, the FASB issued ASU No. 2015-15, “Presentation and Subsequent Measurement of Debt Issuance Costs Associated with Line-of-Credit Arrangements.” This ASU clarifies the guidance related to accounting for debt issuance costs related to line-of-credit arrangements. In April 2015, the FASB issued ASU No. 2015-03, “Simplifying the Presentation of Debt Issuance Costs,” which requires entities to present debt issuance costs related to a recognized debt liability as a direct deduction from the carrying amount of that debt liability. With the issuance of ASU 2015-15, the SEC staff would not object to an entity deferring and presenting debt issuance costs as an asset and subsequently amortizing the deferred debt issuance costs ratably over the term of the line-of-credit arrangement, regardless of whether there are any outstanding borrowings on the line-of-credit arrangement. The Company adopted this accounting guidance in the first quarter of fiscal year 2016 and its impact is presented in the consolidated (condensed) financial statements.

In July 2015, the FASB issued ASU No. 2015-11, “Inventory (Topic 330): Simplifying the Measurement of Inventory.” This ASU changes the guidance on accounting for inventory accounted for on a first-in first-out basis (FIFO). Under the revised standard, an entity should measure FIFO inventory at the lower of cost and net realizable value. Net realizable value is the estimated selling price in the ordinary course of business, less reasonably predictable costs of completion, disposal, and transportation. Subsequent measurement is unchanged for inventory measured on a last-in, first-out basis (LIFO). The amendments in this ASU are effective for fiscal years, and for interim periods within those fiscal years, beginning after December 15, 2016. The Company believes the adoption of this ASU will not have a material impact on its consolidated financial statements.

In April 2015, the FASB issued ASU No. 2015-05, “Customer’s Accounting for Fees Paid in a Cloud Computing Arrangement.” This ASU provides guidance on accounting for a software license in a cloud computing arrangement. If a cloud computing arrangement includes a software license, then the customer should account for the software license element of the arrangement consistent with the acquisition of other software licenses. If a cloud computing arrangement does not include a software license, the customer should account for the arrangement as a service contract. Further, all software licenses are within the scope of Accounting Standards Codification (“ASC”) Subtopic 350-40 and will be accounted for consistent with other licenses of intangible assets. The amendments in this ASU are effective for fiscal years, and for interim periods within those fiscal years, beginning after December 15, 2015. The Company adopted this accounting guidance in the first quarter of fiscal year 2016. The adoption of this ASU did not have a material impact on the Company’s consolidated financial statements.

In February 2015, the FASB issued ASU No. 2015-02, “Consolidation (Topic 820)—Amendments to the Consolidation Analysis.” This ASU amends the current consolidation guidance for both the variable interest entity (VIE) and voting interest entity (VOE) consolidation models. The amendments in this ASU are effective for fiscal years, and for interim periods within those fiscal years, beginning after December 15, 2015. The Company adopted this accounting guidance in the first quarter of fiscal year 2016. The adoption of this ASU did not have a material impact on the Company’s consolidated financial statements.

In January 2015, the FASB issued ASU No. 2015-01, “Income Statement—Extraordinary and Unusual Items.” This update eliminates from U.S. GAAP the concept of extraordinary items. This ASU is effective for the first interim period within fiscal years beginning after December 15, 2015, with early adoption permitted provided that the guidance is applied from the beginning of the fiscal year of adoption. A reporting entity may apply the amendments prospectively or retrospectively to all prior periods presented in the financial statements. The Company adopted this accounting guidance in the first quarter of fiscal year 2016. The adoption of this ASU did not have a material impact on its consolidated financial statements.

In August 2014, the FASB issued ASU No. 2014-15, “Presentation of Financial Statements—Going Concern.” This update provides guidance on management’s responsibility in evaluating whether there is substantial doubt about a company’s ability to continue as a going concern and to provide related footnote disclosures. This ASU is effective in the first annual period ending after December 15, 2016, with early adoption permitted. The Company believes the adoption of this ASU will not have a material impact on its consolidated financial statements.

In May 2014, the FASB issued ASU No. 2014-09, “Revenue from Contracts with Customers.” This ASU provides a principles-based approach to revenue recognition to record the transfer of goods or services to customers in an amount that reflects the consideration to which the entity expects to be entitled in exchange for those goods or services. This ASU provides a five-step model to be applied to all contracts with customers. The five steps are to identify the contract(s) with the customer, identify the performance obligations in the contact, determine the transaction price, allocate the transaction price to the performance obligations in the contract and recognize revenue when each performance obligation is satisfied. The revenue standard is effective for the first interim period within fiscal years beginning after December 15, 2017 (as finalized by the FASB in August 2015 in ASU 2015-14 and as updated by ASUs 2016-10, 2016-11 and 2016-12), and can be applied either retrospectively to each prior reporting period presented or retrospectively with the cumulative effect of initially applying the update recognized at the date of initial application along with additional disclosures. Early adoption is permitted as of the original effective date—the first interim period within fiscal years beginning after December 15, 2016. The Company is evaluating the impact the adoption of this ASU will have on its consolidated financial statements.

1. Description of the Business and Basis of Presentation

The Spin-Off

On January 29, 2015, The Manitowoc Company, Inc. (“MTW”) announced plans to create two independent public companies to separately operate its two businesses: its Crane business and its Foodservice business. To effect the separation, MTW first undertook an internal reorganization, following which MTW held the Crane business, and Manitowoc Foodservice, Inc. (“MFS”) held the Foodservice business. Then on March 4, 2016, MTW distributed all of our common stock to MTW’s shareholders on a pro rata basis, and MFS became an independent publicly traded company (the “Distribution”). As used in this prospectus, “Spin-Off” refers to both the above described internal reorganization and Distribution, collectively.

In these combined financial statements, unless the context otherwise requires:

•	“MFS,” the “Company,” “we,” “our” and “us” refer to Manitowoc Foodservice, Inc. and its combined subsidiaries, after giving effect to the internal reorganization and the distribution, or, in the case of information as of dates or for periods prior to our separation from MTW, the combined entities of the Foodservice business, and certain other assets and liabilities that were historically held at the MTW corporate level, but were specifically identifiable and attributable to the Foodservice business; and

•	“MTW” refers to The Manitowoc Company, Inc. and its consolidated subsidiaries, other than, for all periods following the Spin-Off, MFS.

•	“Spin-Off” refers to both the above described internal reorganization and distribution, collectively.

Nature of the Business

MFS is among the world’s most preferred and innovative commercial foodservice equipment companies. It designs, manufactures, and services an integrated portfolio of hot and cold category products. We have one of the industry’s broadest portfolios of products that create optimal value for our channel partners while delivering superior performance, quality, reliability, and durability for our customers. Our capabilities span refrigeration, ice-making, cooking, holding, food-preparation, and beverage-dispensing technologies, and allow us to equip entire commercial kitchens and serve the world’s growing demand for food prepared away from home. We supply foodservice equipment to commercial and institutional foodservice operators such as full-service restaurants, quick-service restaurant chains, hotels, caterers, supermarkets, convenience stores, business and industry, hospitals, schools and other institutions.

Basis of Presentation

The accompanying combined financial statements have been prepared in accordance with accounting principles generally accepted in the United States (“U.S. GAAP”), and derived from the consolidated financial statements and accounting records of MTW. The accompanying combined financial statements include the historical cost basis of assets, liabilities, revenues, and expenses of the individual entities that comprise MTW’s historical Foodservice segment, in addition to a corporate entity which historically supported Foodservice operations. All intercompany balances and transactions within MFS and its affiliates have been eliminated. However, interest income and expense related to the notes with MTW have been reflected on a net basis within the combined statement of operations as described in Note 23, “Net Parent Company Investment and Related Party Transactions.”

As the separate legal entities that comprise MFS were not historically held by a single legal entity, Net Parent Company Investment is shown in lieu of shareholder’s equity in these combined financial statements. Balances between MFS and MTW (including its Crane business) that were not historically settled in cash are included in Net Parent Company Investment. Net Parent Company Investment represents MTW’s interest in the recorded assets of MFS and represents the cumulative investment by MTW in MFS through the dates presented, inclusive of operating results.

During the periods presented, MFS functioned as part of the larger group of companies controlled by MTW, accordingly, MTW performed certain corporate overhead functions for MFS. Therefore, certain costs related to MFS have been allocated from MTW. These allocated costs are primarily related to: 1) corporate officers, 2) employee benefits and compensation, 3) share-based compensation, and 4) certain administrative functions, which are not provided at the business level including, but not limited to, finance, treasury, tax, audit, legal, information technology, human resources, and investor relations. Where possible, these costs were allocated based on direct usage, with the remainder allocated on a basis of revenue, headcount, or other measures we have determined as reasonable.

Management of MFS believes the assumptions underlying the combined financial statements, including the assumptions regarding the allocated expenses, reasonably reflect the utilization of services provided to or the benefit received by MFS during the periods presented. Nevertheless, the accompanying combined financial statements may not be indicative of MFS’ future performance, and do not necessarily include all the of the actual expenses that would have been incurred by MFS and may not reflect the results of operations, financial position, and cash flows had MFS been a standalone company during the periods presented.

Cash was managed centrally and flowed through centralized bank accounts controlled and maintained by MTW. Accordingly, cash and cash equivalents held by MTW at the corporate level were not attributable to MFS for any of the periods presented. Only cash amounts specifically attributable to MFS are reflected in the combined balance sheets. Transfers of cash, both to and from MTW’s centralized cash management system, are reflected as a component of Net Parent Company Investment in the combined balance sheets and as a financing activity on the accompanying combined statements of cash flows. Additionally, none of MTW’s debt has been allocated to the combined financial statements as MFS has no legal obligation for any of the debt agreements. MFS received or provided funding as part of MTW’s centralized treasury program.

Income tax expense in the combined statement of operations is computed on a separate return basis, as if MFS was operating as a separate consolidated group and filed separate tax returns in the jurisdictions in which it operates. As a result of potential changes to our business model and potential past and future tax planning, income tax expense included in the combined financial statements may not be indicative of MFS’ future expected tax rate. In addition, cash tax payments and items of current and deferred taxes may not be reflective of MFS’ actual tax balances prior to or subsequent to the Spin-Off.